Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Contingencies and Commitments [Abstract]
Schedule of Bank’s Contractual Obligations
The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2024	2023
	MCh$	MCh$
Personal guarantees	365,932	494,104
Personal guarantees in local currency	201,688	193,144
Personal guarantees in foreign currency	164,244	300,960
Letter of credits of merchandise traffic operations	308,407	262,496
Transactions related to contingent events	2,208,507	1,641,510
Transactions related to contingent events in local currency	1,540,118	1,179,242
Transactions related to contingent events in foreign currency	668,389	462,268
Unrestricted prompt cancel credit lines	10,352,459	9,490,141
Other credit commitments	195,207	314,318
Credit for university studies	406	813
Other irrevocable credit commitments	194,801	313,505
Total	13,430,512	12,202,569

Schedule of Bank Holds Securities
The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Third party operations
Collections	75,710	80,597
Transferred financial assets managed by the Bank	86,673	8,183
Assets from third parties managed by the Bank and its affiliates	1,944,379	1,325,795
Subtotal	2,106,762	1,414,575
Custody of securities
Securities held in custody	11,112,490	8,762,559
Securities held in custody deposited in other entity	849,681	742,078
Issued securities held in custody	16,351,884	18,151,391
Subtotal	28,314,055	27,656,028
Total	30,420,817	29,070,603